BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of Carrying Amount of the Group's Term Loan and Movements
Below is the movements of the Company’s term loan during the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
As at January 1, at fair value	—	5,944
Interest accrued (Note 20)	—	464
Amortization of issuance costs	—	31
Interest paid	—	(458)
Repayment of principal	—	(6,000)
Translation differences	—	19
As at December 31, at fair value	—	—